Lease liabilities - change in the lease liability and discloses a maturity analysis (Details) - CAD ($)		3 Months Ended
	Jan. 31, 2020	Mar. 31, 2020
Lease liabilities.
Balance as at begining period		$ 1,463,676
Lease termination	$ 47,238	(47,238)
Accretion of lease liability		29,666
Repayment of principal and interest		(116,968)
Balance as at end period		$ 1,329,136